THE BUSINESS COMBINATION (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash—Trust Account (net of redemptions of $101 million)	$ 15,184,107
Cash—Convertible Notes financing	48,669,322
Cash—PIPE Financing	75,000,000
Less: Underwriting fees and other issuance costs paid at Closing	(23,353,127)
Cash proceeds from the Business Combination	115,500,302
Less: Non-cash net liabilities assumed from New Beginnings	(38,216)
Add: Non-cash net assets assumed from New Beginnings	3,684,000
Less: Non-cash fair value of Common Stock Warrants	(13,176,450)
Less: Non-cash fair value of Post-Combination Warrants	(1,980,000)
Less: Non-cash fair value of Convertible Notes issued	(48,273,641)
Less: Other issuance costs included in accounts payable and accrued liabilities	(3,618,792)
Additional paid-in-capital from Business Combination, net of issuance costs paid	$ 52,097,203